Note 14 - Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments [Table Text Block]
(Dollar amounts in thousands)	2014	2013

Commitments to extend credit	$97,947	$120,861
Standby letters of credit	4,514	4,809

Total	$102,461	$125,670

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2015	$221
2016	226
2017	230
2018	238
2019	240
Thereafter	203
$1,358